Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies.
Schedule of aggregate minimum payments under non-cancellable operating leases

	December 31,
	2016	2015
	(in US$’000)
Not later than 1 year	1,711	1,274
Between 1 to 2 years	1,383	519
Between 2 to 3 years	1,053	134
Between 3 to 4 years	597	129
Between 4 to 5 years	108	129
Later than 5 years	45	183
Total minimum lease payments	4,897	2,368

Schedule of capital commitments

	December 31,
	2016	2015
	(in US$’000)
Property, plant and equipment
Contracted but not provided for	2,545	593